BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Collaborative Arrangements (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Cost of sales	$ 12,440	$ 11,534	$ 10,525	$ 9,774	$ 11,605	$ 10,838	$ 10,972	$ 9,963
Services
Revenue from External Customer [Line Items]
Cost of sales									$ 20,529	$ 18,217	$ 18,679
Equipment
Revenue from External Customer [Line Items]
Cost of sales									23,743	25,161	28,663
Collaborative Arrangement | Services
Revenue from External Customer [Line Items]
Cost of sales									2,890	2,116	2,398
Collaborative Arrangement | Equipment
Revenue from External Customer [Line Items]
Cost of sales									$ 658	$ 751	$ 1,093